Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of Income Taxes [Line Items]
Other tax effects for reconciliation between accounting profit and tax expense income relating to business combination	₩ 328,453